Note 8 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Servicing Liability at Amortized Cost [Table Text Block]
(Dollars in thousands)	2017	2016
Mortgage servicing rights:
Balance, beginning of year	$1,604	1,499
Originations	675	706
Amortization	(555)	(601)
Balance, end of year	1,724	1,604
Valuation reserve	0	0
Mortgage servicing rights, net	$1,724	1,604
Fair value of mortgage servicing rights	$3,196	2,952

Summary of Risk Characteristics of Loans Being Serviced [Table Text Block]
(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
30 year fixed rate	$266,560	4.07%	306	2,119
15 year fixed rate	102,957	3.10	136	1,084
Adjustable rate	55	3.25	281	2

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross		Unamortized
	Carrying	Accumulated	Intangible
(Dollars in thousands)	Amount	Amortization	Assets
December 31, 20 1 7
Mortgage servicing rights	$4,244	(2,520)	1,724
Core deposit intangible	574	(219)	355
Goodwill	802	0	802
Total	$5,620	(2,739)	2,881

December 31, 201 6
Mortgage servicing rights	$3,954	(2,350)	1,604
Core deposit intangible	574	(120)	454
Goodwill	802	0	802
Total	$5,330	(2,470)	2,860

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(Dollars in thousands)	Mortgage Servicing Rights	Core Deposit Intangible	Total Amortizing Intangible Assets
Year ended December 31,
201 8	$438	99	537
201 9	378	99	477
2020	305	99	404
202 1	256	47	303
202 2	191	11	202
Thereafter	156	0	156
	$1,724	355	2,079